Risk Management - Major Products of Long-term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts		¥ 567,086	¥ 535,826	¥ 511,966
Liabilities of long-term insurance contracts		2,548,383	2,212,398
Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Liabilities of long-term insurance contracts		2,552,736	2,216,031
Long-term insurance contracts [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Liabilities of long-term insurance contracts		2,517,492	2,186,671
Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts		497,570	480,496
Insurance benefits of long-term insurance contracts		¥ 80,124	¥ 134,398
Premiums of long-term insurance contracts percentage		100.00%	100.00%
Insurance benefits of long-term insurance contracts percentage		100.00%	100.00%
Liabilities of long-term insurance contracts		¥ 2,521,331	¥ 2,189,794	¥ 1,999,066
Liabilities of long-term insurance contracts percentage		100.00%	100.00%
Xin Fu Ying Jia Annuity [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[1]	¥ 37,024	¥ 38,397
Insurance benefits of long-term insurance contracts	[1]	¥ 1,799	¥ 1,847
Premiums of long-term insurance contracts percentage	[1]	7.44%	7.99%
Insurance benefits of long-term insurance contracts percentage	[1]	2.25%	1.37%
Liabilities of long-term insurance contracts	[1]	¥ 86,876	¥ 52,440
Liabilities of long-term insurance contracts percentage	[1]	3.45%	2.39%
Xin Xiang Jin Sheng Annuity (Type A) [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[2]	¥ 36,345	¥ 257
Insurance benefits of long-term insurance contracts	[2]	¥ 12
Premiums of long-term insurance contracts percentage	[2]	7.30%	0.05%
Insurance benefits of long-term insurance contracts percentage	[2]	0.01%
Liabilities of long-term insurance contracts	[2]	¥ 27,554	¥ 193
Liabilities of long-term insurance contracts percentage	[2]	1.09%	0.01%
Xin Ru Yi Annuity [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[3]	¥ 21,276	¥ 21,960
Insurance benefits of long-term insurance contracts	[3]	¥ 3,512	¥ 3,526
Premiums of long-term insurance contracts percentage	[3]	4.28%	4.57%
Insurance benefits of long-term insurance contracts percentage	[3]	4.38%	2.62%
Liabilities of long-term insurance contracts	[3]	¥ 90,379	¥ 71,571
Liabilities of long-term insurance contracts percentage	[3]	3.58%	3.27%
Kang Ning Whole Life [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[4]	¥ 19,701	¥ 20,667
Insurance benefits of long-term insurance contracts	[4]	¥ 5,119	¥ 4,663
Premiums of long-term insurance contracts percentage	[4]	3.96%	4.30%
Insurance benefits of long-term insurance contracts percentage	[4]	6.39%	3.47%
Liabilities of long-term insurance contracts	[4]	¥ 309,519	¥ 289,230
Liabilities of long-term insurance contracts percentage	[4]	12.28%	13.21%
Hong Ying Participating Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[5]	¥ 558	¥ 1,448
Insurance benefits of long-term insurance contracts	[5]	¥ 7,906	¥ 28,741
Premiums of long-term insurance contracts percentage	[5]	0.11%	0.30%
Insurance benefits of long-term insurance contracts percentage	[5]	9.87%	21.38%
Liabilities of long-term insurance contracts	[5]	¥ 35,403	¥ 42,969
Liabilities of long-term insurance contracts percentage	[5]	1.40%	1.96%
Others [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Premiums of long-term insurance contracts	[6]	¥ 382,666	¥ 397,767
Insurance benefits of long-term insurance contracts	[6]	¥ 61,776	¥ 95,621
Premiums of long-term insurance contracts percentage	[6]	76.91%	82.79%
Insurance benefits of long-term insurance contracts percentage	[6]	77.10%	71.16%
Liabilities of long-term insurance contracts	[6]	¥ 1,971,600	¥ 1,733,391
Liabilities of long-term insurance contracts percentage	[6]	78.20%	79.16%

[1]	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, and the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of 88-year-old, annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days. Death benefit and accidental death benefit are paid only once.
[2]	Xin Xiang Jin Sheng Annuity (Type A) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 15 years. This product is applicable to healthy policyholders between 28-day-old and 65-year-old. To the first effective date after the fifth policy years and the first effective date after the sixth policy years, if the policyholders live, the special survival payment shall be paid at 50% of the annual premium according to the basic sum insured if the payment period is 3 years; and the survival payment shall be paid at 100% of the annual premium according to the basic sum insured if the payment period is 5 years. From the first effective date to the seventh policy years after the expiration date, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 24% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 32% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).
[3]	Xin Ru Yi Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Ru Yi Annuity to the corresponding date when policyholders reach the age of 80. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Ru Yi Annuity, the annuity payment of the first policy year is paid at 10% of the first premium of the product, and the following annuity payments are paid at the basic sum insured by Xin Ru Yi Annuity. From the first corresponding date after the contractual date starting to claim of annuity to the corresponding date when the policyholders reach the age of 80-year-old, the annuity payment of the first policy year is paid at 110% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; the following annuity payments increase by 10% of the basic sum on the basis of the previous payment. The maturity insurance premium is paid at the premium paid (without interest). The death benefit is paid at the larger value of the insurance premium (without interest) and the cash value of the contract at the time of the death of the insured.
[4]	Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
[5]	Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.
[6]	Others consist of various long-term insurance contracts with no significant concentration.